Key Sources of Estimation Uncertainty and Critical Accounting Judgments - Additional Information (Detail) $ in Billions	Dec. 31, 2022 USD ($)
Disclosure of key sources of estimation uncertainty [line items]
Mineral stream interests	$ 5.8